DIRECT OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disclosure of direct operating costs
The following table lists direct operating costs for the year ended 2019, 2018, and 2017 by nature:

(US$ MILLIONS)	2019	2018	2017
Cost of sales	$33,963	$31,539	$20,276
Compensation	4,299	2,530	1,568
Property taxes, sales taxes and other	65	65	32
Total	$38,327	$34,134	$21,876